UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: May 31

Date of reporting period: July 1, 2003–June 30, 2004

Item 1. Proxy Voting Record

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21337
Reporting Period: 07/01/2003 - 06/30/2004
Salomon Brothers Global High Income Fund Inc.

================ SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC. =================

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ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ray M. Clapp, Jr.         For       For        Management
1.2   Elect  Director John F. Otto, Jr.         For       For        Management
1.3   Elect  Director Jimmy R. White            For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer of Salomon Brothers Global High Income Fund Inc.

Date: August 26, 2004